Acquisitions (Tables)	9 Months Ended
Sep. 30, 2021
Business Combinations [Abstract]
Disclosure of detailed information about business combination
The following table summarizes the details of the consideration and the recognized amounts of assets acquired and liabilities assumed at the date of the acquisition.

As at	January 1, 2021

Consideration
Common Shares	6,111
Preferred Shares	519
Share Purchase Warrants	216
Replacement Stock Options	9
Non-Controlling Interest	11
Total Consideration and Non-Controlling Interest	6,866

Identifiable Assets Acquired and Liabilities Assumed
Cash	735
Restricted Cash	164
Accounts Receivable and Accrued Revenues	1,283
Inventories	1,133
Property, Plant and Equipment	13,661
Right-of-Use Assets	1,132
Long-Term Income Tax Receivable	202
Other Assets	198
Investment in Equity-Accounted Affiliates	457
Deferred Income Tax Assets, Net	942
Accounts Payable and Accrued Liabilities	(2,265)
Income Tax Payable	(100)
Short-Term Borrowings	(40)
Long-Term Debt	(6,602)
Lease Liabilities	(1,441)
Decommissioning Liabilities	(2,560)
Other Liabilities	(745)
Total Identifiable Net Assets	6,154
Goodwill	712
Transaction costs from the Arrangement exclude share issuance costs related to common shares, preferred shares and warrants. Integration costs recognized in the Consolidated Statements of Earnings (Loss) include the following:

For the periods ended September 30, 2021	Three Months Ended	Nine Months Ended
Transaction Costs	—	65
Integration Related Costs	29	66
Severance Payments	16	171
	45	302